Debt Debt - Borrowing Arragements Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 4,000,000,000.0
Amount drawn on revolving credit facility		0	$ 0
Proceeds on revolving credit facility		0	0	$ 0
Revolving credit facility sub-limit for borrowings in alternative currencies		1,000,000,000.0
Revolving credit facility letter of credit sub-facility maximum borrowing capacity		300,000,000
Maximum possible increase in the amount of revolving commitments and/or term loans		1,000,000,000.0
Minimum shareholder's equity required to maintain excluding accumulated other comprehensive income/(losses)		35,000,000,000
Repayments of long-term debt		4,795,000,000	2,713,000,000	$ 2,641,000,000
Commercial paper outstanding		0	0
Commercial paper
Line of Credit Facility [Line Items]
Commerical paper, maximum amount outstanding during period		200,000,000
Euro equivalent swing-line facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		400,000,000
Senior unsecured term loan facility floating rate (LIBOR plus 1.250 percent), due July 6, 2022
Line of Credit Facility [Line Items]
Repayments of long-term debt	$ 600,000,000
Long-term debt, principal amount		$ 0	$ 0
LIBOR, EURIBOR and CDOR rates | Minimum
Line of Credit Facility [Line Items]
Basis points spread on variable rate for revolving credit facility		0.875%
LIBOR, EURIBOR and CDOR rates | Maximum
Line of Credit Facility [Line Items]
Basis points spread on variable rate for revolving credit facility		1.75%
base and Canadian prime rates | Minimum
Line of Credit Facility [Line Items]
Basis points spread on variable rate for revolving credit facility		0.00%
base and Canadian prime rates | Maximum
Line of Credit Facility [Line Items]
Basis points spread on variable rate for revolving credit facility		0.75%